Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ (13,613)	$ (6,754)	$ (11,655)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	18.90%	24.10%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 5,502	$ 28,399	$ 0
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(10.10%)	(79.50%)	0.00%
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ 1,208	$ 1,169	$ 1,216
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Percent	(2.20%)	(3.30%)	(2.50%)
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Amount	$ (1,750)	$ (1,273)	$ (45)
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent	3.20%	3.60%	0.10%
Total provision for income taxes	$ (384)	$ 68,732	$ (9,658)
Effective Income Tax Rate Reconciliation, Percent	0.70%	(192.30%)	19.90%
Domestic Tax Authority | United States
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount	$ 1,433	$ 752	$ 48
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent	(2.60%)	(2.10%)	(0.10%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 6,190	$ 50,935	$ 0
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(11.40%)	(142.50%)	0.00%
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ (163)	$ (1,659)	$ (2,025)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	0.30%	4.60%	4.20%
Foreign Tax Authority | Her Majesty's Revenue and Customs (HMRC)
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Percent	25.00%	25.00%	23.50%
Foreign Tax Authority | CAYMAN ISLANDS
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	$ 1,411	$ (3,762)	$ 2,807
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	(2.60%)	10.50%	(5.80%)
Foreign Tax Jurisdiction, Other
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ (602)	$ 925	$ (4)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Percent	1.10%	(2.60%)	0.00%